Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019
Goodwill [Line Items]
Goodwill - gross		¥ 1,087,374		¥ 839,030
Accumulated impairments		(318,822)		(308,538)
Goodwill		768,552		530,492
Increase (decrease) due to:
Acquisitions		39,763	[1]	243,044
Sales and dispositions		(609)
Impairments				(5,107)
Translation adjustments		(20,639)		3,111
Other		(3,179)		(2,988)
Goodwill - gross		1,100,315		1,087,374
Accumulated impairments		(316,427)		(318,822)
Goodwill		783,888		768,552
Game & Network Services
Goodwill [Line Items]
Goodwill - gross		153,955		150,606
Goodwill		153,955		150,606
Increase (decrease) due to:
Acquisitions		17,945	[1]	2,261
Translation adjustments		(926)		1,088
Goodwill - gross		170,974		153,955
Goodwill		170,974		153,955
Music
Goodwill [Line Items]
Goodwill - gross		403,676		165,700
Accumulated impairments		(306)		(306)
Goodwill		403,370		165,394
Increase (decrease) due to:
Acquisitions		2,956	[1]	240,396
Sales and dispositions				0
Translation adjustments		(13,802)		(2,420)
Other		(1,199)
Goodwill - gross		391,631		403,676
Accumulated impairments		(306)		(306)
Goodwill		391,325		403,370
Pictures
Goodwill [Line Items]
Goodwill - gross		252,262		246,620
Accumulated impairments		(106,778)		(102,208)
Goodwill		145,484		144,412
Increase (decrease) due to:
Acquisitions		14,889	[1]	387
Sales and dispositions		(609)
Translation adjustments		(5,410)		3,673
Other		(1,980)		(2,988)
Goodwill - gross		257,074		252,262
Accumulated impairments		(104,700)		(106,778)
Goodwill		152,374		145,484
Electronics Products & Solutions
Goodwill [Line Items]
Goodwill - gross		194,416		194,468
Accumulated impairments		(182,462)		(181,665)
Goodwill		11,954		12,803
Increase (decrease) due to:
Acquisitions	[1]	364
Impairments				(776)
Translation adjustments		(129)		(73)
Goodwill - gross		194,635		194,416
Accumulated impairments		(182,446)		(182,462)
Goodwill		12,189		11,954
Imaging & Sensing Solutions
Goodwill [Line Items]
Goodwill - gross		46,564		45,793
Goodwill		46,564		45,793
Increase (decrease) due to:
Translation adjustments		(372)		771
Goodwill - gross		46,192		46,564
Goodwill		46,192		46,564
Financial Services
Goodwill [Line Items]
Goodwill - gross		7,931		7,931
Accumulated impairments		(706)		(706)
Goodwill		7,225		7,225
Increase (decrease) due to:
Acquisitions	[1]	3,609
Goodwill - gross		11,540		7,931
Accumulated impairments		(706)		(706)
Goodwill		10,834		7,225
All Other
Goodwill [Line Items]
Goodwill - gross		28,570		27,912
Accumulated impairments		(28,570)		(23,653)
Goodwill				4,259
Increase (decrease) due to:
Impairments				(4,331)
Translation adjustments		0		72
Other				0
Goodwill - gross		28,269		28,570
Accumulated impairments		¥ (28,269)		¥ (28,570)

[1]	Acquisitions for the fiscal year ended March 31, 2019 relate mainly to the acquisition of EMI Music Publishing in the Music segment. Acquisitions for the fiscal year ended March 31, 2020 relate mainly to the acquisition of Insomniac Games, Inc. in the G&NS segment, Silvergate Media in the Pictures segment and AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. in the Financial Services segment. Refer to Note 25.